UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-10

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-11-10

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              39

Form 13F Information Table Value Total:                          431,226
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                SHRS OR
                                                                PRN AMT;
                                TITLE                           SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                  SOLE   SHARED  NONE
Affiliated Managers Group        Com      008252108    17,012   215,343SH    SOLE      N/A        173,352  0     41,991
American Cap Ltd                 Com      02503Y103     4,269   840,276SH    SOLE      N/A        681,184  0    159,092
Ares Cap Corp                    Com      04010L103    10,910   736,160SH    SOLE      N/A        599,690  0    136,470
Berkshire Hathaway Inc Del    Cl B New    084670702    20,071   246,970SH    SOLE      N/A        200,290  0     46,680
Best Buy Inc                     Com      086516101     8,598   202,120SH    SOLE      N/A        164,040  0     38,080
Barrett Bill Corp                Com      06846N104    11,091   361,144SH    SOLE      N/A        300,464  0     60,680
BT Group PLC                     Adr      05577E101     5,841   312,195SH    SOLE      N/A        254,635  0     57,560
Canadian Natl Ry Co              Com      136375102    20,772   342,828SH    SOLE      N/A        277,033  0     65,795
Cemex Sab De Cv             Spon ADR New  151290889     6,667   653,013SH    SOLE      N/A        537,548  0    115,465
Fidelity National Financial     Cl A      31620R105     9,440   636,982SH    SOLE      N/A        519,380  0    117,602
Fidelity Natl Information S      Com      31620M106    12,257   522,891SH    SOLE      N/A        427,099  0     95,792
FPL Group Inc                    Com      302571104     8,555   177,004SH    SOLE      N/A        146,804  0     30,200
General Growth Properties        Com      370021107     4,750   295,230SH    SOLE      N/A        256,473  0     38,757
HCC Ins Hldgs Inc                Com      404132102    24,111   873,585SH    SOLE      N/A        719,060  0    154,525
Helmerich & Payne Inc            Com      423452101    12,687   333,157SH    SOLE      N/A        272,062  0     61,095
Johnson & Johnson                Com      478160104    14,778   226,652SH    SOLE      N/A        184,732  0     41,920
JP Morgan Chase & Co             Com      46625H100    21,233   474,482SH    SOLE      N/A        389,564  0     84,918
Kimco Realty Corp                Com      49446R109     8,893   568,577SH    SOLE      N/A        460,172  0    108,405
Lender Processing Svcs Inc       Com      52602E102     6,927   183,491SH    SOLE      N/A        153,984  0     29,507
Level 3 Communications Inc       Com      52729N100     7,554 4,662,929SH    SOLE      N/A      3,703,680  0    959,249
Level 3 Communications Inc      Note      52729NBA7     1,341 1,347,000PRN   SOLE      N/A              0  0          0
Lockheed Martin Corp             Com      539830109     2,651    31,860SH    SOLE      N/A         26,480  0      5,380
Markel Corp                      Com      570535104     8,956    23,905SH    SOLE      N/A         19,515  0      4,390
Medtronic Inc                    Com      585055106     9,934   220,612SH    SOLE      N/A        178,872  0     41,740
Meredith Corp                    Com      589433101     2,275    66,109SH    SOLE      N/A         54,189  0     11,920
Mohawk Inds Inc                  Com      608190104     5,319    97,817SH    SOLE      N/A         78,232  0     19,585
Nucor Corp                       Com      670346105    14,524   320,048SH    SOLE      N/A        260,097  0     59,951
Posco                       Sponsored ADR 693483109     8,712    74,459SH    SOLE      N/A         60,461  0     13,998
Radian Group Inc                 Com      750236101     7,366   470,961SH    SOLE      N/A        379,341  0     91,620
Reliance Steel & Aluminum C      Com      759509102     6,239   126,731SH    SOLE      N/A        102,121  0     24,610
Sherwin Williams Co              Com      824348106     6,559    96,912SH    SOLE      N/A         79,567  0     17,345
Sysco Corp                       Com      871829107    15,013   508,926SH    SOLE      N/A        414,151  0     94,775
Taiwan Semiconductor Mfg Lt Sponsored ADR 874039100     7,948   757,657SH    SOLE      N/A        628,961  0    128,696
TEVA Pharmaceutical Inds Lt      Adr      881624209    24,494   388,293SH    SOLE      N/A        317,923  0     70,370
TJX Cos Inc New                  Com      872540109    14,684   345,355SH    SOLE      N/A        280,919  0     64,436
United Technologies Corp         Com      913017109    17,261   234,493SH    SOLE      N/A        190,233  0     44,260
Wal Mart Stores Inc              Com      931142103    15,605   280,658SH    SOLE      N/A        228,698  0     51,960
Wellpoint Inc                    Com      94973V107     6,419    99,703SH    SOLE      N/A         80,898  0     18,805
Wells Fargo & Co New             Com      949746101    19,510   626,913SH    SOLE      N/A        509,216  0    117,697
